NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 4,378	$ 5,417
Net cash used in investing activities	(1,897)	(1,286)
Net cash used in financing activities	(2,388)	(2,254)
Net increase (decrease) in cash and equivalents	92	1,874
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	3,035	3,518
Net cash used in investing activities	(962)	(971)
Net cash used in financing activities	(2,208)	(2,668)
Net increase (decrease) in cash and equivalents	(135)	(121)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	541	820
Net cash used in investing activities	(522)	(223)
Net cash used in financing activities	(101)	(651)
Net increase (decrease) in cash and equivalents	(82)	(54)
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	373	609
Net cash used in investing activities	(178)	(181)
Net cash used in financing activities	(100)	(270)
Net increase (decrease) in cash and equivalents	95	158
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	605	497
Net cash used in investing activities	(297)	(226)
Net cash used in financing activities	(254)	(189)
Net increase (decrease) in cash and equivalents	54	82
Tongon [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	61	252
Net cash used in investing activities	(17)	(8)
Net cash used in financing activities	(143)	(119)
Net increase (decrease) in cash and equivalents	$ (99)	125
Tongon [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities		117
Net cash used in financing activities		$ (117)